Non-Controlling Interests (Details) - Schedule of the Balance of Non-Controlling Interest	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of the Balance of Non-Controlling Interest [Line Items]
Total	¥ (9,053,897)	$ (1,270,401)	¥ (7,676,674)
TYPHK [Member]
Schedule of the Balance of Non-Controlling Interest [Line Items]
Total	(168,873)	(23,695)	(164,700)
JYD SHWL [Member]
Schedule of the Balance of Non-Controlling Interest [Line Items]
Total	(1,439,448)	(201,977)	(1,434,739)
JYD YCKJ [Member]
Schedule of the Balance of Non-Controlling Interest [Line Items]
Total	(11,941,229)	(1,675,539)	(9,304,266)
JYD RHTD [Member]
Schedule of the Balance of Non-Controlling Interest [Line Items]
Total	5,069,176	711,284	3,277,031
JNT [Member]
Schedule of the Balance of Non-Controlling Interest [Line Items]
Total	(94,678)	(13,285)
FASTFLY [Member]
Schedule of the Balance of Non-Controlling Interest [Line Items]
Total	(7,334)	(1,029)
Oranda [Member]
Schedule of the Balance of Non-Controlling Interest [Line Items]
Total	(448,714)	(62,961)
HYTX [Member]
Schedule of the Balance of Non-Controlling Interest [Line Items]
Total	¥ (22,797)	$ (3,199)